Revenue Recognition - Practical Expedients and Exemptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Practical Expedients, incremental costs of obtaining a contract	true	true